Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Impact of Adoption of Accounting Standard Updates

Adopting the standard related to leases impacted our prior period consolidated balance sheet as follows:
(MILLIONS OF DOLLARS)	As Previously Reported Balance at December 31, 2018	Effect of Change Higher/(Lower)	Balance at January 1, 2019
Other current assets	$2,461	$(1)	$2,460
Noncurrent deferred tax assets and other noncurrent tax assets	1,924	(11)	1,913
Other noncurrent assets	2,799	1,351	4,149
Other current liabilities	10,753	258	11,011
Other noncurrent liabilities	5,850	1,060	6,910
Retained earnings	89,554	20	89,574

Information About Balance Sheet Classification of Accruals

The following table provides information about the balance sheet classification of these accruals:
	As of December 31,
(MILLIONS OF DOLLARS)	2019	2018
Reserve against Trade accounts receivable, less allowance for doubtful accounts	$1,257	$1,288

Other current liabilities:
Accrued rebates	3,285	3,208
Other accruals	581	531

Other noncurrent liabilities	565	399
Total accrued rebates and other accruals	$5,689	$5,426

ROU Assets and Liabilities Presented in Condensed Consolidated Balance Sheets

For operating leases, the ROU assets and liabilities are presented in our consolidated balance sheet as follows:
		Balance at
(MILLIONS OF DOLLARS)	Balance Sheet Classification	December 31, 2019
ROU assets	Other noncurrent assets	$1,313
Lease liabilities (short-term)	Other current liabilities	276
Lease liabilities (long-term)	Other noncurrent liabilities	1,048

Total Lease Costs and Other Supplemental Information

Our total lease costs are as follows:
Year Ended
(MILLIONS OF DOLLARS)	December 31, 2019
Operating lease cost	$416
Variable lease cost	328
Sublease income	(45)
Total lease cost	$700

Other supplemental information includes the following:
	Weighted-Average Remaining Contractual Lease Term (Years) as of	Weighted-Average Discount Rate as of	Year Ended
(MILLIONS OF DOLLARS)	December 31, 2019	December 31, 2019	December 31, 2019
Operating leases	6.8	3.5%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases			$346
(Gains)/losses on sale and leaseback transactions, net			(29)
ROU assets obtained in exchange for new operating lease liabilities			326

Schedule of Future Minimum Rental Payments for Operating Leases

The table below reconciles the undiscounted cash flows for the first five years and total of the remaining years to the operating lease liabilities recorded in the consolidated balance sheet as of December 31, 2019:

(MILLIONS OF DOLLARS)
Period	Operating Lease Liabilities
Next one year(a)	$323
1-2 years	286
2-3 years	220
3-4 years	180
4-5 years	97
Thereafter	424
Total undiscounted lease payments	1,530
Less: Imputed interest	206
Present value of minimum lease payments	1,324
Less: Current portion	276
Noncurrent portion	$1,048
(a)
Reflects lease payments due within 12 months subsequent to the balance sheet date.

Schedule of Future Minimum Rental Payments for Operating Leases

As of December 31, 2018, the future minimum rental commitments under non-cancelable operating leases follow:
(MILLIONS OF DOLLARS)	2019	2020	2021	2022	2023	After 2023
Lease commitments	$300	$252	$210	$267	$248	$2,040